ASSETS HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Investment properties	$ 80,196	$ 51,357	$ 48,784
Property, plant and equipment	7,506	5,457
Equity accounted investments	22,698	19,761	16,844
Accounts receivable and other	2,361	981
Total assets	122,520	84,347
Debt obligations	63,964	37,991
Accounts payable and other liabilities	3,749	3,052
Total liabilities	75,780	49,223
Held for sale
Disclosure of financial assets [line items]
Investment properties	422	853
Property, plant and equipment	0	475
Equity accounted investments	568	0
Accounts receivable and other	14	105
Total assets	1,004	1,433	$ 147
Debt obligations	153	1,107
Accounts payable and other liabilities	10	209
Total liabilities	$ 163	$ 1,316